Loss per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss per Share
Note 10 - Loss per Share
The computation of basic loss per share ("EPS") is based on the weighted average number of shares outstanding during the period.

	For the Years Ended December 31,
	2021	2020	2019
Basic loss per share	(1.43)	(4.22)	(5.54)
Diluted loss per share	(1.43)	(4.22)	(5.54)
Issued shares at the end of the year (1)	137,218,175	110,159,352	56,139,033
Weighted average number of shares outstanding during the year (1)	134,726,336	75,177,352	53,739,313

The effects of convertible bonds and share options have been excluded from the calculation of diluted EPS for each of the years ended December 31, 2021, 2020 and 2019 because the effects were anti-dilutive.

	2021	2020	2019
Convertible bonds	5,540,079	5,339,549	5,226,767
Share options	5,670,000	885,000	1,178,750
As of December 31, 2021, the conversion price of our $350 million 3.875% Senior Unsecured Convertible Bonds was $63.5892.
(1)On December 7, 2021 the Company's Board of Directors approved a 2-to-1 reverse share split of the Company’s shares. Upon effectiveness of the Reverse Split on December 14, 2021, every two shares of the Company’s issued and outstanding common shares, par value $0.05 per share were combined into one issued and outstanding common share, par value $0.10 per share. All per share data in the calculation of our ("EPS") has been adjusted to give effect of our Reverse Share Split and is approximate due to rounding.